Summary of Significant Accounting Policies (Details)			12 Months Ended
		Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
Summary of Significant Accounting Policies [Line Items]
Number of voting			one half
Restricted cash (in Dollars)			$ 0	$ 0
Decrease to opening retained earnings (in Dollars)
Recovery of credit loss (in Dollars)			$ 2,536,187	1,033,204
Percentage of property and equipment net			5.00%
Current portion of capital lease and financing obligation (in Dollars)				9,529
Long term portion of capital lease and financing obligations (in Dollars)
Tax benefit percentage			50.00%
Diluted EPS (in Dollars per share) | $ / shares	[1]		$ (1.31)	$ (2.98)	$ 0.73
Percentage of after tax profits			10.00%
Percentage of registered capital			50.00%
Reportable segments			4
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting rights			20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting rights			50.00%
Foreign Invested Enterprises [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of after tax profits			10.00%
Percentage of registered capital			50.00%
Trucking Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax			9.00%
Liquor Distribution [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax			13.00%
Car Owner Service [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax			6.00%
Vendor One [Member] | Vendors Concentration Risk [Member] | Cost [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Vendor Two [Member] | Vendors Concentration Risk [Member] | Cost [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Vendor Three [Member] | Vendors Concentration Risk [Member] | Cost [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.40%	17.20%	15.60%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			35.00%	35.40%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.20%	13.90%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			29.80%	21.70%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.10%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			19.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.30%	10.70%
CEO [Member]
Summary of Significant Accounting Policies [Line Items]
Reportable segments			1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7.2993	7.0999	6.8972
Average exchange rate			7.1957	7.0809	6.729
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7.7677	7.8109	7.8015
Average exchange rate			7.803	7.8292	7.8306

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.